EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 6	$ 6	$ 11	$ 11
Interest cost	6	12	11	23
Expected return on assets	(17)	(22)	(33)	(42)
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	8	10	16	20
Net periodic benefit cost	3	6	5	12
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	2	2
Interest cost	2	2	3	5
Expected return on assets	(2)	(1)	(4)	(3)
Amortization of:
Prior service credit	(33)	(32)	(65)	(65)
Actuarial loss	1	0	2	1
Net periodic benefit cost	(31)	(30)	(62)	(60)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	5	4	10	8
Interest cost	0	1	0	1
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	0	0	0	0
Net periodic benefit cost	$ 5	$ 5	$ 10	$ 9